Income Taxes (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal statutory income tax rate					$ 3,865,000	$ 4,600
State income taxes, net of federal benefit					332,000	400
Permanent items					(2,960,000)	0
Change in valuation allowance					(1,237,000)	(5,000)
Effective Income tax	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0